Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Apr. 27, 2012
Accounts receivable, allowances (in Dollars)	$ 133	$ 117	$ 113
Preferred Stock Par Value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Authorized Shares	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized Shares	100,000,000	75,000,000	75,000,000
Common Stock, Shares Issued	47,793,000	47,614,000	46,249,000	775,213
Treasury Stock, Shares	65,000	59,000	34,000